Financial Instruments (Predecessor) (Details) - United Maritime Predecessor [Member]	Dec. 31, 2021 USD ($)
Financial Instruments [Abstract]
Percentage carrying value is less than fair market value of fixed interest long-term debt	3.11%
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 5,500,000
Fair Market Value [Member] | Level 2 [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 5,670,844